Current Assets - Cash and Cash Equivalents and Restricted Cash - Schedule of Current Assets - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets - Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 19,003,784	$ 8,589,282
Restricted cash	108,549	97,108
Cash at banks	$ 19,112,333	$ 8,686,390